As filed with the Securities and Exchange Commission on May 21, 2012

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 110	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 110 (Check appropriate box or boxes)	☒

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING U.S Legal Services 7337 East Doubletree Ranch Road Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness for this Post-Effective Amendment No. 110 to its registration statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 110 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 21st day of May, 2012.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief Executive Officer and Interested Trustee	May 21, 2012

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 21, 2012

Patricia W. Chadwick*	Trustee	May 21, 2012

J. Michael Earley*	Trustee	May 21, 2012

Patrick Kenny*	Trustee	May 21, 2012

Sheryl K. Pressler*	Trustee	May 21, 2012

Colleen D. Baldwin*	Trustee	May 21, 2012

Peter S. Drotch*	Trustee	May 21, 2012

Roger B. Vincent*	Trustee and Chairman	May 21, 2012

John V. Boyer*	Trustee	May 21, 2012

Robert W. Crispin*	Interested Trustee	May 21, 2012

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.** as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic, and each Trustee were filed as an attachment to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on February 10, 2011 and incorporated herein by reference.

EXHIBIT INDEX

ING Investors Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase